Stock Purchase Warrants (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Shares	3,697,686	3,279,500	3,605,728
Granted/issued, Shares		2,061,629	1,916,500
Exercised, Shares	(191,235)	(1,643,610)	(2,242,728)
Forfeited, Shares	(250,000)
Outstanding, Shares	3,256,451	3,697,686	3,279,500
Weighted Average Exercise Price, Outstanding beginning balance	$ 3.08	$ 3.25	$ 1.94	$ 1.84
Weighted Average Exercise Price, Granted/issued		3.50	1.01
Weighted Average Exercise Price, Exercised	2.75	0.79	1.16
Weighted Average Exercise Price, Forfeited	5.75
Weighted Average Exercise Price, Outstanding ending balance	$ 3.08	$ 3.25	$ 1.94	$ 1.84